As filed with the Securities and Exchange Commission January 14, 2009

File No. 333-152780

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___ [ ]

Post-Effective Amendment No. 1 [X]
(Check appropriate box or boxes)

FRANKLIN CUSTODIAN FUNDS

(Exact Name of Registrant as Specified in Charter)

(650) 312-2000

(Registrant's Area Code and Telephone Number)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Title of securities being registered: Class A, Class B, Class C, Class R and Advisor Class shares of beneficial interest, without par value, of Franklin DynaTech Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Parts A and B are incorporated by reference to the electronic filing made on September 30, 2008, under the Accession No. 0000038721-08-000038.

FRANKLIN CUSTODIAN FUNDS

FORM N-14

PART C

Other Information

Item 15.     Indemnification. The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.     Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

                  (1)     Copies of the charter of the Registrant as now in effect;

(a)     Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware statutory trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(b)     Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(c)     Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(d)     Certificate of Trust of Franklin Custodian Funds dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(e)     Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(2)     Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)     By-Laws of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(b)     Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006

            Filing: Post-Effective Amendment No. 91 to

            Registration Statement on Form N-1A

            File No. 002-11346

   Filing Date: January 25, 2008

(3)     Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

     Not applicable.

(4)     Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)     Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin Strategic Series, on behalf of Franklin Global Communications Fund dated December 1, 2008

(b)     Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin Strategic Series, on behalf of Franklin Global Health Care Fund dated December 1, 2008

(c)     Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin Strategic Series, on behalf of Franklin Technology Fund dated December 1, 2008

(5)     Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)     Articles III, V, VI, VII, VIII and IX of the Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware statutory trust dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(b)     Article VII of the Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(c)     Articles II, VI and VII of the By-Laws of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(6)     Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)     Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(b)     Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Advisers, Inc. dated November 1, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(c)     Sub-Advisory Agreement between the Franklin Advisers, Inc., on behalf of the Franklin Growth Fund, and Franklin Investment Advisory Services, LLC dated November 1, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(d)     Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(e)     Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(f)      Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(7)     Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)     Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(b)     Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and

Securities Dealers dated November 1, 2003
Filing: Post-Effective Amendment No. 88 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: November 29, 2004

(c)     Amendment dated May 15, 2006 to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(8)     Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)     Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the

"1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)     Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 74 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(b)     Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 77 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 29, 1998

(c)     Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: November 27, 1998

(d)     Amendment dated June 3, 2008 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996

            Filing: Post-Effective Amendment No. 93 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: July 14, 2008

(e)     Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 29, 2001

(f)     Amendment dated June 3, 2008 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon

            Filing: Post-Effective Amendment No. 93 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: July 14, 2008

(g)     Amendment dated March 19, 2007 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(h)     Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 74 to
Registration Statement on Form N-1A
File No. 002-11346

            Filing Date: August 19, 1996

(10)     Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the

Registrant's trustees describing any action taken to revoke the plan;

(a)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund – Class A and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(b)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(c)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(d)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund – Class A and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(e)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(f)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class C, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(g)     Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(h)     Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class B1, Franklin U.S. Government Securities Fund and Franklin Utilities Fund – Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(i)      Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class R, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

            Filing: Post-Effective Amendment No. 92 to

            Registration Statement on Form N-1A

            File No. 002-11346

Filing Date: May 12, 2008

(j)      Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class R, and Franklin/Templeton Distributors, Inc. dated December 1, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(k)     Multiple Class Plan on behalf of Franklin DynaTech Fund dated July 10, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(l)      Multiple Class Plan on behalf of Franklin Growth Fund dated October 17, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A

            File No. 002-11346

            Filing Date: January 25, 2008

(m)    Multiple Class Plan on behalf of Franklin Income Fund dated October 17, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(n)     Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund dated October 17, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(o)     Multiple Class Plan on behalf of Franklin Utilities Fund dated October 17, 2006

Filing: Post-Effective Amendment No. 91 to
Registration Statement on Form N-1A

            File No. 002-11346

            Filing Date: January 25, 2008

(11)     An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)     Opinion and Consent of Counsel dated July 31, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-152780

   Filing Date: August 5, 2008

(12)     An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,

supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)     Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin Global Communications Fund dated December 3, 2008

(b)     Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin Global Health Care Fund dated December 3, 2008

(c)     Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin Technology Fund dated December 3, 2008

(13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)     Subcontract for Fund Administrative Services dated November 1, 2008 between Franklin Advisers, Inc., on behalf of Franklin DynaTech Fund, Franklin Income Fund, Franklin Growth Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin Templeton Services, LLC

            Filing: Registration Statement on Form N-14

            File No. 333-158363

Filing Date: December 19, 2008

(14)     Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

Not applicable.

      (15)     All financial statements omitted pursuant to Item 14(a)(1);

      Not applicable.

(16)     Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;

and

(a)     Powers of Attorney dated July 10, 2008

            Filing: Registration Statement on Form N-14

            File No. 333-152780

   Filing Date: August 5, 2008

(b)     Power of Attorney dated December 1, 2008

     (17)     Any additional exhibits which the Registrant may wish to file.

            (a)     Code of Ethics dated May, 2008

                     Filing: Post-Effective Amendment No. 93 to

                     Registration Statement on Form N-1A

                     File No. 002-11346

         Filing Date: July 14, 2008

Item 17.     Undertakings.

(1)     The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 12th day of January, 2009.

FRANKLIN CUSTODIAN FUNDS

a Delaware statutory trust
(Registrant)

                     By: /s/ David P. Goss

               David P. Goss

               Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Charles B. Johnson*                           Chief Executive Officer-
Charles B. Johnson                              Investment Management and Trustee
                                                           Dated: January 12, 2009

Jennifer J. Bolt*                                  Chief Executive Officer-
Jennifer J. Bolt                                     Finance and Administration
                                                           Dated: January 12, 2009

Laura F. Fergerson*                           Chief Financial Officer and

Laura F. Fergerson                             Chief Accounting Officer

                                                           Dated: January 12, 2009

Harris J. Ashton*                                Trustee
Harris J. Ashton                                  Dated: January 12, 2009

Robert F. Carlson*                             Trustee
Robert F. Carlson                               Dated: January 12, 2009

Sam Ginn*                                          Trustee
Sam Ginn                                            Dated: January 12, 2009

Edith E. Holiday*                                Trustee
Edith E. Holiday                                  Dated: January 12, 2009

Rupert H. Johnson, Jr.*                       Trustee
Rupert H. Johnson, Jr.                         Dated: January 12, 2009

Frank W.T. LaHaye*                          Trustee
Frank W.T. LaHaye                            Dated: January 12, 2009

Frank A. Olson*                                 Trustee

Frank A. Olson                                   Dated: January 12, 2009

Larry D. Thompson*                           Trustee

Larry D. Thompson                             Dated: January 12, 2009

John B Wilson*                                   Trustee

John B. Wilson                                    Dated: January 12, 2009

*By     /s/ David P. Goss

David P. Goss, Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed and filed herewith)

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Exhibits
to
Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FRANKLIN CUSTODIAN FUNDS

REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(1)(a)	Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006	*

EX-99.(1)(b)	Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(1)(c)	Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(1)(d)	Certificate of Trust of Franklin Custodian Funds dated October 18, 2006	*

EX-99.(1)(e)	Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006	*

EX-99.(2)(a)	By-Laws of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006	*

EX-99.(2)(b)	Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006	*

EX-99.(4)(a)	Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin Strategic Series, on behalf of Franklin Global Communications Fund	Attached

EX-99.(4)(b)	Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin Strategic Series, on behalf of Franklin Global Health Care Fund	Attached

EX-99.(4)(c)	Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin Strategic Series, on behalf of Franklin Technology Fund	Attached

EX-99.(5)(a)	Articles III, V, VI, VII, VIII and IX of the Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware statutory trust dated October 18, 2006	*

EX-99.(5)(b)	Article VII of the Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008	*

EX-99.(5)(c)	Articles II, VI and VII of the By-Laws of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006	*

EX-99.(6)(a)	Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(6)(b)	Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Advisers, Inc. dated November 1, 2008	*

EX-99.(6)(c)	Sub-Advisory Agreement between the Franklin Advisers, Inc., on behalf of the Franklin Growth Fund, and Franklin Investment Advisory Services, LLC dated November 1, 2008	*

EX-99.(6)(d)	Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(6)(e)	Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(6)(f)	Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008	*

EX-99.(7)(a)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2008	*

EX-99.(7)(b)	Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(7)(c)	Amendment dated May 15, 2006 to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003	*

EX-99.(8)(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(8)(b)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(8)(c)	Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon	*

EX-99.(8)(d)	Amendment dated June 3, 2008 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	*

EX-99.(8)(e)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(8)(f)	Amendment dated June 3, 2008, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon as of May 16, 2003	*

EX-99.(8)(g)	Amendment dated March 19, 2007, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon as of May 16, 2001	*

EX-99.(8)(h)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(10)(a)	Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008	*

EX-99.(10)(b)	Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008	*

EX-99.(10)(c)	Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008	*

EX-99.(10)(d)	Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008	*

EX-99.(10)(e)	Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Utilities Fund – Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008	*

EX-99.(10)(f)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class C, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

*

EX-99.(10)(g)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

*

EX-99.(10)(h)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class B1, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

*

EX-99.(10)(i)

Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund – Class R, and Franklin/Templeton Distributors, Inc. dated February 1, 2008

*

EX-99.(10)(j)	Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class R, and Franklin/Templeton Distributors, Inc. dated December 1, 2008	*

EX-99.(10)(k)	Multiple Class Plan on behalf of Franklin DynaTech Fund dated July 10, 2008	*

EX-99.(10)(l)	Multiple Class Plan on behalf of Franklin Growth Fund dated October 17, 2006	*

EX-99.(10)(m)	Multiple Class Plan on behalf of Franklin Income Fund dated October 17, 2006	*

EX-99.(10)(n)	Multiple Class Plan on behalf of U.S. Government Securities Fund dated October 17, 2006	*

EX-99.(10)(o)	Multiple Class Plan on behalf of Franklin Utilities Fund dated October 17, 2006	*

EX-99.(11)(a)	Opinion and Consent of Counsel dated July 31, 2008	*

EX-99.(12)(a)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin Global Communications Fund dated December 3, 2008	Attached

EX-99.(12)(b)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin Global Health Care Fund dated December 3, 2008	Attached

EX-99.(12)(c)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin Technology Fund dated December 3, 2008	Attached

EX-99.(13)(a)

Subcontract for Fund Administrative Services dated November 1, 2008 between Franklin Advisers, Inc., on behalf of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin Templeton Services, LLC

*

EX-99.(16)(a)	Powers of Attorney dated July 10, 2008	*

EX-99.(16)(b)	Power of Attorney dated December 1, 2008	Attached

EX-99.(17)(a)	Code of Ethics dated May, 2008	*

*Incorporated By Reference